UPDATING SUMMARY PROSPECTUS
REGATTA GOLD VARIABLE ANNUITY
Issued By
DELAWARE LIFE INSURANCE COMPANY
April 30, 2024
The Regatta Gold Variable Annuity (the “Contract”) is a flexible payment deferred variable annuity contract. Delaware Life Insurance Company offers the Contract through personal retirement and deferred compensation plans.
This Updating Summary Prospectus summarizes key features of the Contract. This Updating Summary Prospectus also provides a summary of the Contract features that have changed since the prospectus dated May 1, 2023. This may not reflect all the changes that have occurred since you entered into your Contract.
The prospectus for the Contract contains more information about the Contract including its features, benefits, and risks. If you have any questions about the Contract and wish to talk to a representative, you may call 1-877-253- 2323. You can find the current prospectus and other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. You can also obtain this information at no cost at https://dfinreports.com/delawarelife, by calling 1-800-477-6545, Option 2, or by sending an email request to customer.relations@delawarelife.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SPECIAL TERMS
The following terms as used in this Prospectus have the indicated meanings:
ACCOUNT or PARTICIPANT ACCOUNT:  An account established for each Participant to which Net Purchase Payments are credited.
ACCOUNT VALUE: The Variable Account Value, if any, plus the Fixed Account Value, if any, of your Account for any Valuation Period.
ACCOUNT YEAR and ACCOUNT ANNIVERSARY: Your first Account Year is the period 365 days (366, if a leap year) from the date on which we issued your Contract. Your Account Anniversary is the last day of an Account Year. Each Account Year after the first is the 365-day period that begins on your Account Anniversary.
ANNUITANT: The person or persons to whom the first annuity payment is made. If either Annuitant dies prior to the Annuity Commencement Date, the surviving Annuitant will become the sole Annuitant.
ANNUITY COMMENCEMENT DATE: The date on which the first annuity payment under each Contract is to be made.
income: A unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity payment from the Variable Account.
APPLICATION: The document signed by you or other evidence acceptable to us that serves as your application for participation under a Group Contract or purchase of an Individual Contract.
BUSINESS DAY: Any day the New York Stock Exchange is open for trading. Also, any day on which we make a determination of the value of a Variable Accumulation Unit.
CERTIFICATE: The document for each Participant which evidences the coverage of the Participant under a Group Contract.
COMPANY (“WE”, “US” “DELAWARE LIFE”): Delaware Life Insurance Company.
CONTRACT: Any Individual Contract, Group Contract, or Certificate issued under a Group Contract.
COVERED PERSON: The person(s) identified as such in the Contract whose death will trigger the death benefit provisions of the Contract and whose medically necessary stay in a hospital or nursing facility may allow the Participant to be eligible for a waiver of the withdrawal charge. The Participant/Owner is the Covered Person unless there is a non-natural Owner, such as a trust, in which case the Annuitant is the Covered Person.
DESIGNATED FUNDS: The limited investment options you can choose if you are participating in a living benefit.
FIXED ACCOUNT: The general account of the Company, consisting of all assets of the Company other than those allocated to a separate account of the Company.
FIXED ACCOUNT VALUE: The value of that portion of your Account allocated to the Fixed Account.
FUND: A registered management investment company, or series thereof, in which assets of a Sub-Account may be invested.
GROUP CONTRACT: A Contract issued by the Company on a group basis.
GUARANTEE PERIOD: The period for which a Guaranteed Interest Rate is credited.

GUARANTEED INTEREST RATE: The rate of interest we credit on a compound annual basis during any Guarantee Period.
INDIVIDUAL CONTRACT: A Contract issued by the Company on an individual basis.
ISSUE DATE: The date the Contract becomes effective which is the date we apply your initial Net Purchase Payment to your Account and issue your Contract.
NET PURCHASE PAYMENT: The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.
OWNER: The person, persons or entity entitled to the ownership rights stated in a Group Contract and in whose name or names the Group Contract is issued. The Owner may designate a trustee or custodian of a retirement plan which meets the requirements of Section 401, Section 408(c), Section 408(k), Section 408(p) or Section 408A of the Internal Revenue Code to serve as legal owner of assets of a retirement plan, but the term “Owner,” as used herein, shall refer to the organization entering into the Group Contract.
PARTICIPANT: In the case of an Individual Contract, the owner of the Contract. In the case of a Group Contract, the person named in the Contract who is entitled to exercise all rights and privileges of ownership under the Contract, except as reserved by the Owner.
PURCHASE PAYMENT (PAYMENT): An amount paid to the Company as consideration for the benefits provided by a Contract.
SERVICE ADDRESS: P.O. Box 758581, Topeka, KS 66675-8581 or such other address as we may hereafter specify to you by written notice.
SUB-ACCOUNT: That portion of the Variable Account which invests in shares of a specific Fund.
VALUATION PERIOD: The period of time from one determination of Variable Accumulation Unit or Annuity Unit values to the next subsequent determination of these values. Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.
VARIABLE ACCOUNT: Variable Account F of the Company, which is a separate account of the Company consisting of assets set aside by the Company, the investment performance of which is kept separate from that of the general assets of the Company.
VARIABLE ACCUMULATION UNIT: A unit of measure used in the calculation of Variable Account Value.
VARIABLE ACCOUNT VALUE: The value of that portion of your Account allocated to the Variable Account.
YOU and YOUR: The terms “you” and “your” refer to “Owner,” “Participant,” and/or “Covered Person” as those terms are identified in the Contract.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT
	FEES AND EXPENSES			Location In The Prospectus
Charges for Early Withdrawals
If you withdraw money from your Contract within 7 years following your last Purchase Payment, you will be assessed a withdrawal charge of up to
6.0% (as a percentage of Purchase Payments withdrawn), declining to 0%
over that time period. For example, if you make a withdrawal, you could pay a withdrawal charge of up to $6,000 on a $100,000 investment.
Fee Table – Transaction Expenses Withdrawals, Withdrawal Charges, and Market Value Adjustment
Transaction Charges
In addition to charges for early withdrawals, you may also be charged for other transactions. There may be taxes on Purchase Payments and charges for transfers between investment options. Currently, we do not charge for transfers. However, we reserve the right to charge $15 per transfer.
Fee Table - Transaction Expenses Transfer Privilege Contract Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the investment options you choose. Please refer to your
Contract specifications page for information about the specific fees you will pay each year based on the investment options you have elected.
Fee Table - Transaction Expenses Contract Charges Benefits Available Under the Contract Appendix A - Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base contract:	1.40%[1]	1.40%[1]
	Investment Options (Fund fees and expenses)	0.44%[2]	1.50%[2]

[1]
As a percentage of average daily net Variable Account assets.
[2]
As a percentage of Fund net assets.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your
Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,754	Highest Annual Cost: $2,566
	Assumes: •Investment of $100,000 •5% annual appreciation •Least expensive Fund fees and expenses •No sales charges •No additional Purchase Payments, transfers or withdrawals	Assumes: •Investment of $100,000 •5% annual appreciation •Most expensive Fund fees and expenses •No sales charges •No additional Purchase Payments, transfers or withdrawals
	RISKS			Location In The Prospectus
Risk of Loss	You can lose money by investing in the Contract.			Principal Risks of Investing in the Contract Transfer Privilege

	RISKS (CONT.)	Location In The Prospectus
Not a Short-Term Investment
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The benefits of tax deferral, long-term income and living benefit guarantees mean the Contract is generally more beneficial to investors with a long-term horizon. You should not use the Contract as a short-term investment.
•Withdrawal charges may apply to withdrawals taken within 7 years after a
Purchase Payment. If you take a withdrawal, a withdrawal charge may reduce the withdrawal amount that you actually receive and the value of your investment. Withdrawals may also reduce or terminate Contract guarantees.
•Withdrawals may be subject to taxes, including a 10% federal tax penalty if you take a withdrawal before age 59 1∕2.
Principal Risks of Investing in the Contract Withdrawals, Withdrawals Charges, and Market Value Adjustment Tax Considerations
Risks Associated with Investment Options
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., the Funds).
•Each investment option (including any Fixed Account investment option)
will have its own unique risks.
•You should review the investment options before making an investment decision.
Principal Risks of Investing in the Contract The Variable Account
Insurance Company Risks
An investment in the Contract is subject to the risks related to the Company.
Any obligations (including under any Fixed Account investment options), guarantees, or benefits are subject to the claims-paying ability of the
Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling (877)
253-2323 or visiting https://www.delawarelife.com/contact-us/contact-page.
Principal Risks of Investing in the Contract The Variable Account The Fixed Account
	RESTRICTIONS	Location In The Prospectus
Investments
•Certain investment options may not be available under the contract.
•You are allowed to make 12 transfers between investment options per
Account Year. We reserve the right to charge $15 per transfer. At least 6 days must elapse between transfers. Your transfers between Fund options are subject to policies designed to deter frequent transfers. These transfer restrictions do not apply to transfers under the Contract’s automatic programs.
•We reserve the right to remove or substitute Funds as investment options.
The Variable Account Options: The Trusts The Fixed Account Transfer Privilege Appendix A: Funds Available Under the Contract
Optional Benefits	N/A

	TAXES	Location In The Prospectus
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the
Contract.
•There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or an individual retirement account (IRA).
•Earnings under your Contract are taxed at ordinary income rates when withdrawn. You may be subject to a 10% federal tax penalty if you take a withdrawal before age 59 1∕2.
Tax Considerations
	CONFLICTS OF INTEREST	Location In The Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling the
Contract to you, including commissions, other cash compensation, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. As a result of these compensation arrangements, your investment professional may have a financial incentive to offer or recommend this Contract to you over another investment for which the investment professional is not compensated or compensated less.
Distribution of the Contracts
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

APPENDIX A - FUNDS
AVAILABLE UNDER THE CONTRACT
The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity. You can also request this information at no cost at https://dfinreports.com/DelawareLife, by calling (800) 477-6545, Option 2, or by sending an email request to customer.relations@delawarelife.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. A Fund’s past performance is not necessarily an indication of future performance.
Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Blended Research® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.43%[1]	28.53%	15.81%	11.10%
Equity - US Large Cap Blend	MFS® Variable Insurance Trust II MFS® Core Equity Portfolio Initial Class	Massachusetts Financial Services Company	0.81%[1]	23.14%	15.08%	11.61%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Corporate Bond Portfolio Initial Class	Massachusetts Financial Services Company	0.63%[1]	9.11%	2.67%	2.81%
Equity - Global Emerging Markets	MFS® Variable Insurance Trust II MFS® Emerging Markets Equity Portfolio Initial Class	Massachusetts Financial Services Company	1.23%[1]	10.90%	2.04%	1.56%
Fixed Income - Global	MFS® Variable Insurance Trust II MFS® Global Governments Portfolio Initial Class	Massachusetts Financial Services Company	0.69%[1]	2.32%	-1.66%	-0.54%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	20.99%	13.76%	10.07%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Global Research Portfolio Initial Class	Massachusetts Financial Services Company	0.85%[1]	19.28%	12.34%	8.17%
Allocation - Cautious	MFS® Variable Insurance Trust II MFS® Global Tactical Allocation Portfolio Initial Class	Massachusetts Financial Services Company	0.83%[1]	9.63%	4.94%	3.87%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Government Securities Portfolio Initial Class	Massachusetts Financial Services Company	0.58%[1]	4.15%	0.32%	1.06%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust MFS® Growth Series Initial Class	Massachusetts Financial Services Company	0.73%[1]	35.86%	15.89%	12.97%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® High Yield Portfolio Initial Class	Massachusetts Financial Services Company	0.72%[1]	12.41%	4.66%	3.82%
Fixed Income - US	MFS® Variable Insurance Trust II MFS® Income Portfolio Initial Class	Massachusetts Financial Services Company	0.67%[1]	7.59%	2.62%	2.66%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Growth Portfolio Initial Class	Massachusetts Financial Services Company	0.88%[1]	14.72%	9.47%	6.36%

Type	Fund	Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
				1 Year	5 Year	10 Year
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® International Intrinsic Value Portfolio Initial Class	Massachusetts Financial Services Company	0.89%[1]	17.66%	8.58%	6.92%
Equity - US Large Cap Growth	MFS® Variable Insurance Trust II MFS® Massachusetts Investors Growth Stock Portfolio Initial Class	Massachusetts Financial Services Company	0.73%[1]	24.01%	16.68%	12.71%
Equity - US Mid Cap	MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Initial Class	Massachusetts Financial Services Company	0.80%[1]	21.32%	13.31%	11.12%
Equity - US Small Cap	MFS® Variable Insurance Trust MFS® New Discovery Series Initial Class	Massachusetts Financial Services Company	0.87%[1]	14.41%	11.08%	7.67%
Equity - Global Large Cap	MFS® Variable Insurance Trust II MFS® Research International Portfolio Initial Class	Massachusetts Financial Services Company	0.89%[1]	13.01%	8.49%	4.15%
Equity - Technology Sector	MFS® Variable Insurance Trust II MFS® Technology Portfolio Initial Class	Massachusetts Financial Services Company	0.85%[1]	54.23%	17.65%	15.56%
Allocation - Moderate	MFS® Variable Insurance Trust MFS® Total Return Series Initial Class	Massachusetts Financial Services Company	0.61%[1]	10.44%	8.54%	6.53%
US Money Market	MFS® Variable Insurance Trust II MFS® U.S. Government Money Market Portfolio Initial Class[2]	Massachusetts Financial Services Company	0.44%[1]	4.58%	1.51%	0.91%
Equity - Utilities Sector	MFS® Variable Insurance Trust MFS® Utilities Series Initial Class	Massachusetts Financial Services Company	0.79%[1]	-2.11%	8.31%	6.39%
Equity - US Large Cap Value	MFS® Variable Insurance Trust MFS® Value Series Initial Class	Massachusetts Financial Services Company	0.69%[1]	7.93%	11.34%	8.52%

1
The Fund’s current expenses are subject to a temporary expense reimbursement and/or fee waiver. Please refer to the Fund’s prospectus for more information.
2
There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during periods of low interest rates, and partly as a result of asset based separate account charges, the yield on this Fund may become low and possibly negative.

The prospectus and statement of additional information (SAI) dated April 30, 2024 include additional information. The prospectus and SAI are incorporated by reference into this Updating Summary Prospectus. You can request the prospectus and SAI, or other information at no cost at https://dfinreports.com/delawarelife, or by calling (800) 477-6545, option 2, or by sending an email request to customer.relations@delawarelife.com. You can also access the prospectus, SAI and other information about the Contract online at https://dfinview.com/DelawareLife/TAHD/866793607?site=Annuity.
Reports and other information about the Variable Account are available on the SEC’s website at https://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier No.: C000021933